Earnest Deposit (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Earnest Deposit [Abstract]
Earnest deposit	$ 7,840	$ 7,180
Purchase of investment shares (in Shares)	4,158,963
Historical carrying amount	$ 6,560
Current market value		$ 8,000